Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

	For the Fiscal Years Ended March 31,
	2025	2024	2023

Sales of Software	¥150,971	¥75,125	¥15,481
Consulting and Support Services	524,590	617,979	12,156
Advertising Services	—	—	39,960
Outsourcing Services	—	—	16,000
Total	¥675,561	¥693,104	¥83,597

	For the Fiscal Years Ended March 31,
	2025	2024	2023

Timing of transfer of goods and services
Point in time	-	336,031	12,156
Over time	675,561	357,073	71,441
Total	¥675,561	¥693,104	¥83,597

	For the Fiscal Years Ended March 31,
	2025	2024	2023

Geographical markets
Japan	675,561	693,104	83,597
Total	¥675,561	¥693,104	¥83,597

Schedule of Activity in Deferred Revenue

The following table summarizes the activity in deferred revenue during the fiscal years ended March 31, 2025 and 2024.

	For the Fiscal Years Ended March 31,
	2025	2024
Deferred revenue, beginning of period	¥399,413	¥223,471
Deferred revenue, end of period	764,933	399,413

Revenue recognized in the period from amounts included in deferred revenue at the beginning of period	93,870	55,172